FINANCIAL INSTRUMENTS - Interest rate risk profit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (102,770)	Rp (97,431)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(24,944)	(26,734)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (43,634)	Rp (37,988)
Increase in percent (as a percent)	0.25%
Decrease in percent (as a percent)	0.25%
Equity change	Rp 109
Equity change	(109)
Net income change	109
Net income change	Rp (109)